Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Dec. 16, 2021	Apr. 30, 2021	Apr. 30, 2020	Mar. 19, 2020	Sep. 17, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Oct. 20, 2015	Sep. 01, 2015	Apr. 30, 2015
C000242720
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Emerging Markets - Institutional
Account Value	$ 12,713	$ 13,545	$ 13,205	$ 13,804		$ 16,400	$ 10,231			$ 10,887	$ 11,876	$ 10,488	$ 8,856			$ 10,000
C000242719
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Emerging Markets - Investor
Account Value	$ 12,423	13,265	12,967	13,584		16,173	10,113			10,792	11,791	10,436	8,838			10,000
C000242722
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Contrarian - Institutional
Account Value	$ 19,951	17,156	14,755	14,693		15,716	8,804		$ 10,000
C000242723
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Explorer - Institutional
Account Value	$ 8,021	7,678	7,379	7,800	$ 10,000
C000242724
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global MicroCap - Institutional
Account Value	$ 21,680	19,681	18,326	19,887		26,234	12,960			13,173	14,268	12,125	10,380	$ 10,000
C000242725
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Opportunities - Institutional
Account Value	$ 17,478	17,725	17,906	18,995		23,537	12,831			13,015	13,259	11,178	9,488			10,000
C000242726
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Opportunities - Investor
Account Value	$ 17,045	17,406	17,587	18,708		23,237	12,702			12,926	13,167	11,120	9,497			10,000
C000242727
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Reach - Institutional
Account Value	$ 17,868	17,113	16,438	17,925		22,405	12,600			13,003	13,178	11,104	9,382			10,000
C000242728
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Reach - Investor
Account Value	$ 17,442	16,740	16,132	17,629		22,084	12,450			12,876	13,087	11,050	9,355			10,000
C000242730
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Stalwarts - Institutional
Account Value	$ 19,183	18,949	17,993	20,468		25,996	15,416			15,729	15,408	12,835	10,876		$ 10,000
C000242729
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Stalwarts - Investor
Account Value	$ 18,713	18,542	17,644	20,131		25,627	15,233			15,578	15,306	12,777	10,855		10,000
C000242731
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Opportunities - Institutional
Account Value	$ 14,796	14,648	15,235	16,189		20,592	11,681			12,374	13,332	11,168	9,498			10,000
C000242732
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Opportunities - Investor
Account Value	$ 14,425	14,330	14,997	15,929		20,318	11,553			12,263	13,243	11,100	9,447			10,000
C000242733
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Stalwarts - Institutional
Account Value	$ 19,409	19,374	19,157	20,710		25,523	15,227			15,458	15,854	13,126	11,034		10,000
C000242734
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Stalwarts - Investor
Account Value	$ 18,956	18,962	18,800	20,376		25,177	15,064			15,335	15,759	13,078	11,020		10,000
C000242721
Account Value [Line Items]
Line Graph and Table Measure Name	Grandeur Peak US Stalwarts - Institutional
Account Value	$ 18,326	18,418	16,095	18,057		22,838	13,150	$ 10,000
MSCI Emerging Markets IMI Index Net (usd)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Account Value	$ 13,692	12,739	11,425	12,206		14,680	9,709			11,132	11,823	9,763	8,244			10,000
MSCI Emerging Markets IMI Index Net (usd)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Account Value	$ 13,692	12,739	11,425	12,206		14,680	9,709			11,132	11,823	9,763	8,244			10,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 17,004	15,310	13,106	12,906		13,761	9,291		10,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 11,710	10,543	9,025	8,887	10,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 23,732	21,367	18,292	18,012		19,205	12,967			13,827	13,259	11,603	10,055	10,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 22,316	20,092	17,201	16,938		18,060	12,194			13,002	12,468	10,911	9,455			10,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 22,316	20,092	17,201	16,938		18,060	12,194			13,002	12,468	10,911	9,455			10,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 22,316	20,092	17,201	16,938		18,060	12,194			13,002	12,468	10,911	9,455			10,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 22,316	20,092	17,201	16,938		18,060	12,194			13,002	12,468	10,911	9,455			10,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,958	22,471	19,237	18,942		20,197	13,637			14,541	13,944	12,203	10,574		10,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,958	22,471	19,237	18,942		20,197	13,637			14,541	13,944	12,203	10,574		10,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 16,100	14,451	13,214	12,929		14,419	9,948			11,276	11,743	10,100	8,972			10,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 16,100	14,451	13,214	12,929		14,419	9,948			11,276	11,743	10,100	8,972			10,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 18,613	16,706	15,277	14,947		16,670	11,501			13,036	13,576	11,677	10,372		10,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 18,613	16,706	15,277	14,947		16,670	11,501			13,036	13,576	11,677	10,372		10,000
MSCI USA IMI NET (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Index
Account Value	$ 24,291	21,908	17,973	17,777		18,365	12,203	10,000
MSCI Emerging Markets SMID Cap Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets SMID Cap Index
Account Value	$ 14,027	13,518	11,723	12,236		13,419	8,259			10,170	11,257	9,519	8,374			10,000
MSCI Emerging Markets SMID Cap Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets SMID Cap Index
Account Value	$ 14,027	13,518	11,723	12,236		13,419	8,259			10,170	11,257	9,519	8,374			10,000
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Account Value	$ 14,343	13,252	12,098	12,443		13,908	8,782		10,000
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Account Value	$ 14,467	13,799	12,363	12,651		14,285	8,554		$ 10,000
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Account Value	$ 10,273	9,799	8,779	8,983	$ 10,000
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Account Value	$ 19,462	18,563	16,632	17,019		19,218	11,508			13,554	13,657	11,882	10,146	10,000
MSCI World Micro Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Micro Cap Index
Account Value	$ 17,896	16,273	15,740	17,231		20,268	11,234			13,078	14,397	12,118	10,327	$ 10,000
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Account Value	$ 18,408	17,558	15,731	16,097		18,177	10,885			12,820	12,917	11,238	9,597			10,000
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Account Value	$ 18,408	17,558	15,731	16,097		18,177	10,885			12,820	12,917	11,238	9,597			10,000
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Account Value	$ 18,408	17,558	15,731	16,097		18,177	10,885			12,820	12,917	11,238	9,597			10,000
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Account Value	$ 18,408	17,558	15,731	16,097		18,177	10,885			12,820	12,917	11,238	9,597			10,000
MSCI ACWI Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Mid Cap Index
Account Value	$ 20,911	19,143	17,097	17,355		19,009	12,316			13,862	13,752	12,018	10,605		10,000
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Account Value	$ 20,247	19,312	17,303	17,705		19,993	11,972			14,101	14,208	12,361	10,556		10,000
MSCI ACWI Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Mid Cap Index
Account Value	$ 20,911	19,143	17,097	17,355		19,009	12,316			13,862	13,752	12,018	10,605		10,000
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Account Value	$ 20,247	19,312	17,303	17,705		19,993	11,972			14,101	14,208	12,361	10,556		10,000
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Account Value	$ 16,594	15,332	13,996	14,396		16,091	10,160			11,747	12,845	10,845	9,641			10,000
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Account Value	$ 16,594	15,332	13,996	14,396		16,091	10,160			11,747	12,845	10,845	9,641			$ 10,000
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Account Value	$ 18,563	17,152	15,657	16,105		18,001	11,366			13,142	14,369	12,132	10,786		10,000
MSCI ACWI ex USA MID CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Mid Cap Index
Account Value	$ 17,792	15,755	14,690	14,514		16,570	11,276			12,967	13,750	11,790	10,659		10,000
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Account Value	$ 18,563	17,152	15,657	16,105		18,001	11,366			13,142	14,369	12,132	10,786		10,000
MSCI ACWI ex USA MID CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Mid Cap Index
Account Value	$ 17,792	15,755	14,690	14,514		16,570	11,276			$ 12,967	$ 13,750	$ 11,790	$ 10,659		$ 10,000
MSCI USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Index
Account Value	$ 21,925	21,547	18,972	19,369		22,080	12,582	10,000
MSCI USA Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid Cap Index
Account Value	$ 22,660	$ 21,413	$ 18,359	$ 19,164		$ 20,203	$ 12,463	$ 10,000